Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2017
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties Transactions And Balances	RELATED PARTIES' TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2017	2016	2015
Income -
Sales to related-party companies (*)	$179,867	$176,429	$150,999
Participation in expenses	$2,625	$2,502	$2,257
Cost and expenses -
Supplies from related parties (**)	$16,900	$20,224	$14,890

Balances:	December 31,
	2017	2016
Trade receivables and other receivables (*)	$77,470	$88,876
Trade payables and advances (**)	$28,675	$16,110

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.

(**)
Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.